Stock-Based Compensation Expense - Summary of Share-Based Payment Arrangement, Option, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Outstanding - December 31, 2021		3,954,639	4,265,196	4,437,576
Number of shares, Options granted		0	0	1,924,899
Number of shares, Options exercised		(197,875)	(77,595)	(31,037)
Number of shares, Options cancelled		(62,402)	(154,785)	(2,029,557)
Number of shares, Options expired		0	(78,177)	(36,685)
Number of shares, Outstanding at June 30, 2022		3,694,362	3,954,639	4,265,196	4,437,576
Number of shares, Vested and exercisable - June 30, 2022		3,383,237	3,476,727
Number of shares, Vested and expected to vest - June 30, 2022		3,694,362	3,954,639
Weighted average exercise price per share, Outstanding - December 31, 2021		$ 6.92	$ 7.06	$ 10.26
Weighted average exercise price per share, Options granted		0	0	12.74
Weighted average exercise price per share, Options exercised		0.3	0.95	1.11
Weighted average exercise price per share, Options cancelled		9.59	11.08	19.46
Weighted average exercise price per share, Options expired		0	12.74	10.7
Weighted average exercise price per share, Outstanding at June 30, 2022		7.23	6.92	$ 7.06	$ 10.26
Weighted average exercise price per share, Outstanding at June 30, 2022			6.91
Weighted average exercise price per share, Vested and exercisable - June 30, 2022		6.72	6.11
Weighted average exercise price per share, Vested and expected to vest - June 30, 2022		$ 7.23	$ 6.91
Weighted average contractual term (in years), Outstanding, Beginning	4 years 9 months 3 days		5 years 1 month 17 days	6 years 5 months 8 days	6 years 11 months 26 days
Weighted average contractual term (in years), Outstanding at June 30, 2022	4 years 9 months 3 days		5 years 1 month 17 days	6 years 5 months 8 days	6 years 11 months 26 days
Weighted average contractual term (in years), Vested and exercisable - June 30, 2022	4 years 6 months 10 days		4 years 9 months 10 days
Weighted average contractual term (in years), Vested and expected to vest - June 30, 2022	4 years 9 months 3 days		5 years 1 month 17 days
Aggregate intrinsic value, Outstanding - December 31, 2021		$ 15,398
Aggregate intrinsic value, Outstanding - December 31, 2021		13,165	$ 6,237	$ 55,114
Aggregate intrinsic value, Outstanding - June 30, 2022		73	15,398
Aggregate intrinsic value, Outstanding - June 30, 2022			13,165	$ 6,237	$ 55,114
Aggregate intrinsic value, Vested and exercisable - June 30, 2022		73	13,165
Aggregate intrinsic value, Vested and expected to vest - June 30, 2022		$ 73	$ 13,165